LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.01%
Aerospace & Defense–2.85%
†Axon Enterprise, Inc.	10,800	$3,379,104
BWX Technologies, Inc.	5,716	586,576
HEICO Corp.	8,600	1,642,600
Hexcel Corp.	31,953	2,327,776
Howmet Aerospace, Inc.	162,548	11,123,160
TransDigm Group, Inc.	4,210	5,185,036
		24,244,252
Banks–0.28%
†NU Holdings Ltd. Class A	196,700	2,346,631
		2,346,631
Beverages–0.75%
Brown-Forman Corp. Class B	20,075	1,036,271
†Celsius Holdings, Inc.	53,904	4,469,720
Constellation Brands, Inc. Class A	3,200	869,632
		6,375,623
Biotechnology–2.54%
†Alkermes PLC	13,200	357,324
†Alnylam Pharmaceuticals, Inc.	10,400	1,554,280
†Apellis Pharmaceuticals, Inc.	15,121	888,813
†Argenx SE ADR	5,424	2,135,537
†Ascendis Pharma AS ADR	33,943	5,131,163
†BeiGene Ltd. ADR	2,200	344,058
†BioNTech SE ADR	3,500	322,875
†Exact Sciences Corp.	15,400	1,063,524
†Legend Biotech Corp. ADR	52,633	2,952,185
†Natera, Inc.	40,066	3,664,436
†Neurocrine Biosciences, Inc.	13,327	1,838,060
†Sarepta Therapeutics, Inc.	7,200	932,112
†Vaxcyte, Inc.	6,000	409,860
		21,594,227
Building Products–1.52%
Advanced Drainage Systems, Inc.	7,400	1,274,576
Allegion PLC	7,500	1,010,325
†AZEK Co., Inc.	112,525	5,651,006
Carrier Global Corp.	8,100	470,853
Fortune Brands Innovations, Inc.	6,978	590,827
Trane Technologies PLC	8,500	2,551,700
†Trex Co., Inc.	13,700	1,366,575
		12,915,862
Capital Markets–5.54%
ARES Management Corp. Class A	62,753	8,344,894
Blue Owl Capital, Inc.	39,000	735,540
Cboe Global Markets, Inc.	2,500	459,325
FactSet Research Systems, Inc.	13,457	6,114,726
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
LPL Financial Holdings, Inc.	28,446	$7,515,433
MarketAxess Holdings, Inc.	4,535	994,299
Morningstar, Inc.	22,978	7,085,726
MSCI, Inc.	22,534	12,629,180
TPG, Inc.	46,702	2,087,580
Tradeweb Markets, Inc. Class A	10,735	1,118,265
		47,084,968
Chemicals–0.29%
CF Industries Holdings, Inc.	5,100	424,371
PPG Industries, Inc.	10,730	1,554,777
RPM International, Inc.	4,287	509,939
		2,489,087
Commercial Services & Supplies–3.80%
†ACV Auctions, Inc. Class A	80,018	1,501,938
Cintas Corp.	9,625	6,612,664
†Clean Harbors, Inc.	7,100	1,429,301
†Copart, Inc.	269,079	15,585,056
GFL Environmental, Inc.	95,803	3,305,203
RB Global, Inc.	18,600	1,416,762
Republic Services, Inc.	4,950	947,628
Rollins, Inc.	11,848	548,207
Waste Connections, Inc.	5,550	954,655
		32,301,414
Communications Equipment–0.50%
†Arista Networks, Inc.	10,215	2,962,146
†Ciena Corp.	7,400	365,930
Motorola Solutions, Inc.	2,700	958,446
		4,286,522
Construction & Engineering–0.73%
Comfort Systems USA, Inc.	3,200	1,016,672
Quanta Services, Inc.	17,117	4,446,997
†WillScot Mobile Mini Holdings Corp.	16,900	785,850
		6,249,519
Construction Materials–1.65%
Martin Marietta Materials, Inc.	3,423	2,101,517
Vulcan Materials Co.	43,713	11,930,152
		14,031,669
Containers & Packaging–0.05%
Avery Dennison Corp.	2,000	446,500
		446,500
Distributors–0.26%
Pool Corp.	5,400	2,178,900
		2,178,900
LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.93%
†Bright Horizons Family Solutions, Inc.	60,246	$6,829,487
†Duolingo, Inc.	2,500	551,450
Service Corp. International	7,400	549,154
		7,930,091
Diversified Financial Services–2.17%
Apollo Global Management, Inc.	69,800	7,849,010
†Block, Inc.	22,200	1,877,676
†Corpay, Inc.	20,818	6,423,186
†Euronet Worldwide, Inc.	5,200	571,636
†Toast, Inc. Class A	28,600	712,712
†WEX, Inc.	4,100	973,873
		18,408,093
Diversified Telecommunication Services–0.00%
=†πSocure, Inc.	5,095	31,844
		31,844
Electrical Equipment–3.35%
AMETEK, Inc.	66,303	12,126,819
Hubbell, Inc.	13,527	5,614,381
nVent Electric PLC	53,435	4,028,999
Rockwell Automation, Inc.	21,015	6,122,300
Vertiv Holdings Co. Class A	6,700	547,189
		28,439,688
Electronic Equipment, Instruments & Components–1.42%
Amphenol Corp. Class A	40,900	4,717,815
CDW Corp.	16,100	4,118,058
†Celestica, Inc.	10,200	458,388
†Keysight Technologies, Inc.	2,819	440,835
Littelfuse, Inc.	5,358	1,298,511
TE Connectivity Ltd.	3,500	508,340
†Zebra Technologies Corp. Class A	1,700	512,448
		12,054,395
Energy Equipment & Services–0.38%
Halliburton Co.	67,550	2,662,821
Noble Corp. PLC	10,900	528,541
		3,191,362
Entertainment–3.27%
Electronic Arts, Inc.	8,883	1,178,508
Endeavor Group Holdings, Inc. Class A	19,900	512,027
†Live Nation Entertainment, Inc.	11,994	1,268,605
†ROBLOX Corp. Class A	65,000	2,481,700
†Spotify Technology SA	44,319	11,695,784
†Take-Two Interactive Software, Inc.	60,723	9,016,758
TKO Group Holdings, Inc.	7,811	674,949
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
Warner Music Group Corp. Class A	29,314	$967,948
		27,796,279
Food & Staples Retailing–0.34%
†BJ's Wholesale Club Holdings, Inc.	7,000	529,550
Casey's General Stores, Inc.	1,820	579,579
†Performance Food Group Co.	23,800	1,776,432
		2,885,561
Food Products–0.12%
†Freshpet, Inc.	3,800	440,268
Hershey Co.	2,900	564,050
		1,004,318
Health Care Equipment & Supplies–5.35%
†Align Technology, Inc.	9,100	2,984,072
†Dexcom, Inc.	90,579	12,563,307
†Globus Medical, Inc. Class A	15,700	842,148
†IDEXX Laboratories, Inc.	16,621	8,974,176
†Inspire Medical Systems, Inc.	2,800	601,412
†Insulet Corp.	9,600	1,645,440
†Lantheus Holdings, Inc.	6,900	429,456
†Masimo Corp.	23,701	3,480,492
†Penumbra, Inc.	5,500	1,227,490
ResMed, Inc.	16,100	3,188,283
†Shockwave Medical, Inc.	5,000	1,628,150
STERIS PLC	35,040	7,877,693
		45,442,119
Health Care Providers & Services–2.20%
†Acadia Healthcare Co., Inc.	5,583	442,285
Cardinal Health, Inc.	29,600	3,312,240
Cencora, Inc.	27,600	6,706,524
Chemed Corp.	7,246	4,651,425
†Molina Healthcare, Inc.	5,350	2,197,941
†Tenet Healthcare Corp.	13,200	1,387,452
		18,697,867
Health Care Technology–1.12%
†Veeva Systems, Inc. Class A	41,016	9,502,997
		9,502,997
Hotels, Restaurants & Leisure–6.13%
†Chipotle Mexican Grill, Inc.	1,734	5,040,339
Churchill Downs, Inc.	9,500	1,175,625
Darden Restaurants, Inc.	8,350	1,395,703
Domino's Pizza, Inc.	3,600	1,788,768
†DoorDash, Inc. Class A	31,000	4,269,320
†DraftKings, Inc. Class A	172,387	7,828,094
†Expedia Group, Inc.	5,900	812,725
Hilton Worldwide Holdings, Inc.	19,850	4,234,203
Hyatt Hotels Corp. Class A	46,298	7,390,087
LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.	34,893	$1,803,968
†MGM Resorts International	9,644	455,293
Red Rock Resorts, Inc. Class A	48,769	2,917,362
Restaurant Brands International, Inc.	6,723	534,142
†Royal Caribbean Cruises Ltd.	10,500	1,459,605
Wingstop, Inc.	16,683	6,112,651
Wynn Resorts Ltd.	5,300	541,819
Yum! Brands, Inc.	31,500	4,367,475
		52,127,179
Household Durables–0.27%
†NVR, Inc.	282	2,284,189
		2,284,189
Household Products–0.64%
Church & Dwight Co., Inc.	52,152	5,439,975
		5,439,975
Independent Power and Renewable Electricity Producers–0.15%
Vistra Corp.	18,200	1,267,630
		1,267,630
Industrial REITs–0.10%
Rexford Industrial Realty, Inc.	7,800	392,340
Terreno Realty Corp.	6,400	424,960
		817,300
Insurance–1.81%
†Arch Capital Group Ltd.	28,900	2,671,516
Arthur J Gallagher & Co.	32,595	8,150,054
Globe Life, Inc.	4,100	477,117
Hartford Financial Services Group, Inc.	9,899	1,020,092
Kinsale Capital Group, Inc.	3,250	1,705,405
Ryan Specialty Holdings, Inc.	25,100	1,393,050
		15,417,234
Interactive Media & Services–0.50%
†Match Group, Inc.	26,390	957,429
†Pinterest, Inc. Class A	80,900	2,804,803
†Reddit, Inc. Class A	9,771	481,906
		4,244,138
IT Services–2.90%
†Cloudflare, Inc. Class A	43,300	4,192,739
†EPAM Systems, Inc.	1,800	497,088
†Gartner, Inc.	28,495	13,582,712
†Globant SA	2,200	444,180
†GoDaddy, Inc. Class A	21,400	2,539,752
†MongoDB, Inc.	9,550	3,425,012
		24,681,483
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–5.91%
Agilent Technologies, Inc.	65,206	$9,488,125
†Bio-Rad Laboratories, Inc. Class A	1,500	518,805
Bio-Techne Corp.	56,562	3,981,399
Bruker Corp.	85,945	8,073,673
†Charles River Laboratories International, Inc.	1,800	487,710
†ICON PLC	23,539	7,907,927
†IQVIA Holdings, Inc.	17,800	4,501,442
†Mettler-Toledo International, Inc.	1,983	2,639,948
†Repligen Corp.	4,669	858,723
†Waters Corp.	5,137	1,768,310
West Pharmaceutical Services, Inc.	25,199	9,971,496
		50,197,558
Machinery–1.67%
AGCO Corp.	3,300	405,966
Graco, Inc.	5,600	523,376
Ingersoll Rand, Inc.	51,952	4,932,843
Otis Worldwide Corp.	6,000	595,620
†RBC Bearings, Inc.	1,600	432,560
Toro Co.	5,400	494,802
Westinghouse Air Brake Technologies Corp.	46,562	6,783,152
		14,168,319
Media–0.75%
Omnicom Group, Inc.	14,200	1,373,992
†Trade Desk, Inc. Class A	57,362	5,014,586
		6,388,578
Metals & Mining–0.07%
Steel Dynamics, Inc.	3,900	578,097
		578,097
Multiline Retail–0.38%
†Coupang, Inc.	145,800	2,593,782
†Ollie's Bargain Outlet Holdings, Inc.	8,000	636,560
		3,230,342
Oil, Gas & Consumable Fuels–1.72%
Cheniere Energy, Inc.	28,900	4,660,992
Chesapeake Energy Corp.	41,108	3,651,624
Coterra Energy, Inc.	18,600	518,568
Diamondback Energy, Inc.	17,709	3,509,392
Magnolia Oil & Gas Corp. Class A	20,500	531,975
Matador Resources Co.	9,500	634,315
Permian Resources Corp.	61,200	1,080,792
		14,587,658
LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–0.31%
†elf Beauty, Inc.	4,750	$931,143
Estee Lauder Cos., Inc. Class A	3,200	493,280
†Oddity Tech Ltd. Class A	27,512	1,195,396
		2,619,819
Pharmaceuticals–0.05%
†Elanco Animal Health, Inc.	25,000	407,000
		407,000
Professional Services–5.10%
Booz Allen Hamilton Holding Corp.	19,181	2,847,228
Broadridge Financial Solutions, Inc.	12,961	2,655,190
†Dayforce, Inc.	5,141	340,386
Dun & Bradstreet Holdings, Inc.	91,093	914,574
Equifax, Inc.	16,545	4,426,118
†FTI Consulting, Inc.	2,700	567,783
KBR, Inc.	13,400	853,044
Paychex, Inc.	37,100	4,555,880
†Paylocity Holding Corp.	6,500	1,117,090
TransUnion	56,905	4,541,019
Verisk Analytics, Inc.	54,912	12,944,406
Wolters Kluwer NV	48,435	7,587,294
		43,350,012
Real Estate Management & Development–1.19%
†CoStar Group, Inc.	104,652	10,109,383
		10,109,383
Residential REITs–0.06%
Equity LifeStyle Properties, Inc.	7,600	489,440
		489,440
Retail REITs–0.12%
Simon Property Group, Inc.	6,500	1,017,185
		1,017,185
Road & Rail–0.89%
Old Dominion Freight Line, Inc.	24,950	5,471,784
†Saia, Inc.	3,625	2,120,625
		7,592,409
Semiconductors & Semiconductor Equipment–4.77%
ASM International NV	13,588	8,295,762
†Astera Labs, Inc.	3,338	247,646
†Enphase Energy, Inc.	13,300	1,609,034
Entegris, Inc.	15,563	2,187,224
†First Solar, Inc.	2,740	462,512
†Lattice Semiconductor Corp.	16,800	1,314,264
Microchip Technology, Inc.	46,488	4,170,438
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc.	4,000	$532,000
Monolithic Power Systems, Inc.	25,016	16,946,339
†Nova Ltd.	5,759	1,021,531
†ON Semiconductor Corp.	6,600	485,430
†Onto Innovation, Inc.	10,914	1,976,307
Teradyne, Inc.	11,600	1,308,828
		40,557,315
Software–12.86%
†ANSYS, Inc.	8,925	3,098,403
†Appfolio, Inc. Class A	3,800	937,612
†AppLovin Corp. Class A	13,300	920,626
†Autodesk, Inc.	6,669	1,736,741
Bentley Systems, Inc. Class B	21,944	1,145,916
†Bill Holdings, Inc.	4,420	303,742
†Cadence Design Systems, Inc.	35,826	11,151,917
=†πCanva, Inc.	218	232,532
†Confluent, Inc. Class A	28,012	854,926
Constellation Software, Inc.	2,558	6,987,265
†Crowdstrike Holdings, Inc. Class A	23,971	7,684,863
†CyberArk Software Ltd.	3,700	982,831
=†πDatabricks, Inc.	10,218	830,826
†Datadog, Inc. Class A	73,935	9,138,366
†Descartes Systems Group, Inc.	10,600	970,218
†DocuSign, Inc.	14,000	833,700
†DoubleVerify Holdings, Inc.	13,248	465,800
†Dynatrace, Inc.	33,212	1,542,365
†Elastic NV	8,900	892,136
†Fair Isaac Corp.	3,142	3,926,275
†Fortinet, Inc.	6,600	450,846
†Guidewire Software, Inc.	35,601	4,154,993
†HubSpot, Inc.	12,934	8,103,927
†Manhattan Associates, Inc.	8,600	2,151,978
†Monday.com Ltd.	3,900	880,893
†Nutanix, Inc. Class A	25,900	1,598,548
†Palantir Technologies, Inc. Class A	240,800	5,540,808
†Procore Technologies, Inc.	7,559	621,123
†PTC, Inc.	19,128	3,614,044
†Samsara, Inc. Class A	57,400	2,169,146
†ServiceNow, Inc.	7,830	5,969,592
=†πSNYK Ltd.	23,071	223,789
†Synopsys, Inc.	13,363	7,636,954
=†πTanium, Inc. Class B	9,649	47,377
†Tyler Technologies, Inc.	18,813	7,995,713
†Workiva, Inc.	5,200	440,960
†Zscaler, Inc.	15,550	2,995,396
		109,233,147
Specialized REITs–0.45%
CubeSmart	12,700	574,294
LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Iron Mountain, Inc.	10,200	$818,142
Lamar Advertising Co. Class A	12,344	1,473,997
SBA Communications Corp.	4,550	985,985
		3,852,418
Specialty Retail–4.30%
†AutoZone, Inc.	290	913,979
†Burlington Stores, Inc.	6,400	1,486,016
†Carvana Co.	8,100	712,071
†Five Below, Inc.	13,596	2,466,042
†Floor & Decor Holdings, Inc. Class A	8,034	1,041,367
†O'Reilly Automotive, Inc.	5,460	6,163,685
†Restoration Hardware, Inc.	1,300	452,738
Ross Stores, Inc.	41,900	6,149,244
Tractor Supply Co.	28,022	7,333,918
†Ulta Beauty, Inc.	17,621	9,213,668
Williams-Sonoma, Inc.	1,812	575,364
		36,508,092
Technology Hardware, Storage & Peripherals–0.22%
†Pure Storage, Inc. Class A	24,800	1,289,352
†Super Micro Computer, Inc.	550	555,516
		1,844,868
Textiles, Apparel & Luxury Goods–0.29%
†Lululemon Athletica, Inc.	4,842	1,891,527
†Skechers USA, Inc. Class A	8,800	539,088
		2,430,615
Trading Companies & Distributors–0.99%
Fastenal Co.	49,400	3,810,716
Ferguson PLC	4,700	1,026,621
†SiteOne Landscape Supply, Inc.	7,600	1,326,580
United Rentals, Inc.	1,900	1,370,109
Watsco, Inc.	2,000	863,940
		8,397,966
Total Common Stock (Cost $494,021,086)		815,769,137
CONVERTIBLE PREFERRED STOCKS–0.42%
=†πCanva, Inc. Series A	13	13,867
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πCaris Life Sciences, Inc. Series D	39,051	$142,146
=†πDatabricks, Inc. Series F	23,328	1,896,800
=†πDatabricks, Inc. Series G	2,475	201,242
=†πDatabricks, Inc. Series H	5,901	479,810
=†πDataRobot, Inc. Series G	15,766	77,096
=†πRappi, Inc. Series E	9,859	223,996
=†πSNYK Ltd. Series F	38,665	375,050
=†πSocure, Inc. Series A	6,193	38,706
=†πSocure, Inc. Series A-1	5,083	31,769
=†πSocure, Inc. Series B	92	575
=†πSocure, Inc. Series E	11,781	73,631
Total Convertible Preferred Stocks (Cost $3,196,347)		3,554,688
WARRANT–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price USD 1.00	3,355	0
Total Warrant (Cost $0)		0

Money Market Fund–3.30%
State Street Institutional U.S. Government Money Market Fund –Premier Class (seven-day effective yield 5.26%)	28,007,617	28,007,617
Total Money Market Fund (Cost $28,007,617)		28,007,617

	Principal Amount°
SHORT-TERM INVESTMENTS–0.22%
AGENCY OBLIGATIONS–0.22%
≠Federal Home Loan Bank Discount Notes
5.22% 4/1/24	461,000	461,000
5.23% 4/1/24	1,408,000	1,408,000
		1,869,000
Total Short-Term Investments (Cost $1,869,000)		1,869,000

TOTAL INVESTMENTS–99.95% (Cost $527,094,050)	849,200,442
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	424,735
NET ASSETS APPLICABLE TO 41,387,784 SHARES OUTSTANDING–100.00%	$849,625,177

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2024, the aggregate value of restricted securities was $4,921,056, which represented 0.58% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$371,590	$232,532
Canva, Inc. Series A	11/4/2021	22,162	13,867
Caris Life Sciences, Inc. Series D	5/11/2021	316,313	142,146
Databricks, Inc.	7/24/2020	163,573	830,826
Databricks, Inc. Series F	10/22/2019	333,967	1,896,800
Databricks, Inc. Series G	2/1/2021	146,328	201,242
Databricks, Inc. Series H	8/31/2021	433,630	479,810
DataRobot, Inc. Series G	6/11/2021	431,364	77,096
Rappi, Inc. Series E	9/8/2020	589,036	223,996
SNYK Ltd.	9/3/2021	330,942	223,789
SNYK Ltd. Series F	9/3/2021	551,575	375,050
Socure, Inc.	12/22/2021	81,870	31,844
Socure, Inc. Series A	12/22/2021	99,513	38,706
Socure, Inc. Series A-1	12/22/2021	81,677	31,769
Socure, Inc. Series B	12/22/2021	1,478	575
Socure, Inc. Series E	10/27/2021	189,304	73,631
Tanium, Inc. Class B	9/24/2020	109,952	47,377
Total		$4,254,274	$4,921,056

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	British Pound	$236,756	$240,134	6/17/24	$—	$(3,378)
3	Euro	405,806	411,304	6/17/24	—	(5,498)
3	Japanese Yen	250,707	259,002	6/17/24	—	(8,295)
					—	(17,171)
Equity Contracts:
30	E-mini Russell 2000 Index	3,218,850	3,140,699	6/21/24	78,151	—
41	E-mini S&P 500 Index	10,882,425	10,608,441	6/21/24	273,984	—
48	E-mini S&P MidCap 400 Index	14,771,520	14,343,318	6/21/24	428,202	—
6	Euro STOXX 50 Index	326,568	317,814	6/21/24	8,754	—
2	FTSE 100 Index	201,641	194,437	6/21/24	7,204	—
1	Nikkei 225 Index (OSE)	266,812	262,614	6/13/24	4,198	—
					800,493	—
Total Futures Contracts					$800,493	$(17,171)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$24,244,252	$—	$—	$24,244,252
Banks	2,346,631	—	—	2,346,631
Beverages	6,375,623	—	—	6,375,623
Biotechnology	21,594,227	—	—	21,594,227
Building Products	12,915,862	—	—	12,915,862
Capital Markets	47,084,968	—	—	47,084,968
Chemicals	2,489,087	—	—	2,489,087
Commercial Services & Supplies	32,301,414	—	—	32,301,414
Communications Equipment	4,286,522	—	—	4,286,522
Construction & Engineering	6,249,519	—	—	6,249,519
Construction Materials	14,031,669	—	—	14,031,669
Containers & Packaging	446,500	—	—	446,500
Distributors	2,178,900	—	—	2,178,900
Diversified Consumer Services	7,930,091	—	—	7,930,091
Diversified Financial Services	18,408,093	—	—	18,408,093
Diversified Telecommunication Services	—	—	31,844	31,844
Electrical Equipment	28,439,688	—	—	28,439,688
Electronic Equipment, Instruments & Components	12,054,395	—	—	12,054,395
Energy Equipment & Services	3,191,362	—	—	3,191,362
Entertainment	27,796,279	—	—	27,796,279
Food & Staples Retailing	2,885,561	—	—	2,885,561
Food Products	1,004,318	—	—	1,004,318
Health Care Equipment & Supplies	45,442,119	—	—	45,442,119
Health Care Providers & Services	18,697,867	—	—	18,697,867
Health Care Technology	9,502,997	—	—	9,502,997
Hotels, Restaurants & Leisure	52,127,179	—	—	52,127,179
Household Durables	2,284,189	—	—	2,284,189
Household Products	5,439,975	—	—	5,439,975
Independent Power and Renewable Electricity Producers	1,267,630	—	—	1,267,630
Industrial REITs	817,300	—	—	817,300
Insurance	15,417,234	—	—	15,417,234
Interactive Media & Services	4,244,138	—	—	4,244,138
IT Services	24,681,483	—	—	24,681,483
Life Sciences Tools & Services	50,197,558	—	—	50,197,558
Machinery	14,168,319	—	—	14,168,319
Media	6,388,578	—	—	6,388,578
Metals & Mining	578,097	—	—	578,097
Multiline Retail	3,230,342	—	—	3,230,342
Oil, Gas & Consumable Fuels	14,587,658	—	—	14,587,658
Personal Products	2,619,819	—	—	2,619,819
Pharmaceuticals	407,000	—	—	407,000
Professional Services	43,350,012	—	—	43,350,012
Real Estate Management & Development	10,109,383	—	—	10,109,383
Residential REITs	489,440	—	—	489,440
Retail REITs	1,017,185	—	—	1,017,185
Road & Rail	7,592,409	—	—	7,592,409
Semiconductors & Semiconductor Equipment	40,557,315	—	—	40,557,315
Software	107,898,623	—	1,334,524	109,233,147
Specialized REITs	3,852,418	—	—	3,852,418
Specialty Retail	36,508,092	—	—	36,508,092
Technology Hardware, Storage & Peripherals	1,844,868	—	—	1,844,868
Textiles, Apparel & Luxury Goods	2,430,615	—	—	2,430,615
Trading Companies & Distributors	8,397,966	—	—	8,397,966
Convertible Preferred Stocks	—	—	3,554,688	3,554,688
Warrant	—	—	— *	—
LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Money Market Fund	$28,007,617	$—	$—	$28,007,617
Short-Term Investment	—	1,869,000	—	1,869,000
Total Investments	$842,410,386	$1,869,000	$4,921,056	$849,200,442
Derivatives:

Assets:
Futures Contracts	$800,493	$—	$—	$800,493
Liabilities:
Futures Contracts	$(17,171)	$—	$—	$(17,171)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP Blended Mid Cap Managed Volatility Fund–10